Other current assets	12 Months Ended
Dec. 31, 2011
Other current assets
Other current assets

9.              Other current assets

Other current assets consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Input value-added tax recoverable	379,162	440,856
Income tax recoverable	—	43,781
Value-added tax refund from export sales	135,112	238,720
Prepaid input VAT & customs duty for import machinery and materials	106,664	26,803
Prepaid expenses	12,361	15,284
Insurance recovery asset	29,802	—
Prepayment for application of land use right	45,927	29,140
Foreign exchange forward contract instruments	2,493	23,351
Others	29,249	42,201
	740,770	860,136